Subsequent Events (Details Narrative) - USD ($)						3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 12, 2020	Aug. 01, 2020	Jul. 15, 2020	Jul. 14, 2020	Jul. 03, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jul. 02, 2020	Sep. 14, 2017	Sep. 14, 2016	Sep. 14, 2015
Dr. John Kovach [Member]
Annual salary						$ 15,000	$ 15,000	$ 30,000	$ 30,000	$ 60,000	$ 60,000
Collaboration Agreement [Member] | BioPharmaWorks [Member]
Number of warrants to purchase common stock															1,000,000
Number of warrants to purchase common stock per warrant															500,000
Warrant exercisable term													5 years	5 years
Warrants exercise price													$ 2.00	$ 1.00
Subsequent Event [Member] | Board of Directors [Member]
Number of warrants outstanding acquire common stock					1,000,000
Warrants term, description					September 14, 2020 to September 14, 2025
Closing stock price of warrants												$ 0.90
Subsequent Event [Member] | Employment Agreement [Member] | Dr. John Kovach [Member]
Annual salary			$ 250,000
Subsequent Event [Member] | Employment Agreement [Member] | Eric Forman [Member]
Annual salary			$ 120,000
Stock options granted to purchase common stock, issued			350,000
Stock options description			The options will have a term of 5 years and an exercise price of $1.19 per share, which was equal to the closing price of the Company’s common stock of the grant date. The options will vest as to 25% on August 12, 2020, and 25% vesting on each of the first, second and third anniversaries of the grant date. The effective date of the agreement is October 1, 2020, and shall remain in effect until the earlier of (i) one year from the effective date, automatically renewable for additional one year periods unless terminated by either party upon 60 days written notice prior to the end of the applicable one year period, (ii) his death, or (iii) termination for cause.
Subsequent Event [Member] | Employment Agreement [Member] | Dr. James Miser [Member]
Stock options description		Dr. Miser will be required to devote at least 50% of his business time to Company activities. Dr. Miser will receive an annual salary of $150,000. He will also receive options for 500,000 shares of the Company's common stock. The options will have a term of five years and an exercise price of $1.19 per share, which was equal to the closing price of the Company's common stock on the effective date of the employment agreement. The options can be exercised on a cashless basis. The options will vest as to 25% on the effective date, and 25% on each of the first, second and third anniversaries of the effective date. The effective date of the agreement is August 1, 2020. The agreement shall remain in effect until the earlier of (i) one year from the effective date, automatically renewable for additional one year periods unless terminated by either party upon 60 days written notice prior to the end of the applicable one year period, (ii) his death, or (iii) termination for cause.
Monthly salary		$ 150,000
Stock option vested exercisable term		5 years
Subsequent Event [Member] | Employment Agreement [Member] | Robert Weingarten [Member]
Annual salary	$ 120,000
Stock options granted to purchase common stock, issued	350,000
Stock options description	The options can be exercised on a cashless basis. The options will have a term of five years and an exercise price of $1.19 per share, which was equal to the closing price of the Company's common stock on the effective date of the employment agreement. The options will vest as to 25% on the effective date, and 25% on each of the first, second and third anniversaries of the effective date. The effective date of the agreement is August 12, 2020. The agreement shall remain in effect until the earlier of (i) one year from the effective date, automatically renewable for additional one-year periods unless terminated by either party upon 60 days written notice prior to the end of the applicable one-year period, (ii) his death, or (iii) termination for cause.
Subsequent Event [Member] | Master Service Agreement [Member]
Debt instrument, description	Effective August 12, 2020, the Company entered into a Master Service Agreement with the Foundation for Angelman Syndrome Therapy (FAST) to collaborate in supporting preclinical studies of the potential benefit of LB-100 in a mouse model of Angelman Syndrome (AS) as reported in The Proceedings of The National Academy of Science (Wang et al, June 3, 2019). The preclinical studies will take place at The University of California - Davis under the direction of Dr. David Segal, an internationally recognized leader in AS research. If the preclinical studies confirm that LB-100 reduces AS signs in rodent models, the Company has agreed to enter into discussions with FAST with respect to possible collaborations to most efficiently assess the benefit of LB-100 in patients with AS, which is a rare disease affecting an estimated one out of 12,000 to one out of 20,000 persons in the United States. The genetic cause of AS, reduced function of a specific maternal gene called Ube3, has been understood for some time, but the molecular abnormality resulting from the genetic lesion has now been shown to be increased concentrations of protein phosphatase 2A (PP2A), a molecular target of our investigational compound, LB-100. The Company agreed to provide FAST with a supply of LB-100 to be utilized in the conduct of this study, which is initially expected to be completed within three years. Conditioned on FAST's completion of this study, the Company has agreed to pay FAST five percent (5%) of all proceeds, as defined in the Master Service Agreement, received by the Company, up to a maximum of $250,000 from the exploitation of the study results.
Debt instrument, interest rate	5.00%
Debt instrument, face amount	$ 250,000
Subsequent Event [Member] | Maximum [Member] | Employment Agreement [Member] | Dr. James Miser [Member]
Stock options granted to purchase common stock, issued		500,000
Stock option excercise price		$ 1.19
Subsequent Event [Member] | 2020 Stock Incentive Plan [Member] | Maximum [Member]
Number of restricted stock issued				14,000,000
Subsequent Event [Member] | Common Stock [Member]
Reverse stock split				1-for-6 reverse split